PARENT COMPANY FINANCIAL DATA	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE M — PARENT COMPANY FINANCIAL DATA

Following are the condensed balance sheets of New Century Bancorp as of and for the years ended December 31, 2012 and 2011 and the related condensed statements of operations and cash flows for each of the years in the three-year period ended December 31, 2012:
Condensed Balance Sheets
December 31, 2012 and 2011
(dollars in thousands)

	2012	2011
Assets
Cash balances with New Century Bank	$1,437	$1,053
Investment in New Century Bank	64,639	59,889
Investment in New Century Statutory Trust I	513	503
Other assets	109	776
Total Assets	$66,698	$62,221
Liabilities and Shareholders’ Equity
Junior subordinated debentures	$12,372	$12,372
Accrued interest and other liabilities	147	303
Shareholders’ equity:
Common stock	6,914	6,860
Additional paid-in capital	42,000	41,851
Retained earnings (accumulated deficit)	4,187	(450)
Accumulated other comprehensive income	1,078	1,285
Total Shareholders’ Equity	54,179	49,546
Total Liabilities and Shareholders’ Equity	$66,698	$62,221
Condensed Statements of Operations
Years Ended December 31, 2012, 2011 and 2010
(dollars in thousands)

	2012	2011	2010
Dividends	$—	$—	$233
Equity in earnings (losses) of subsidiaries	4,929	115	(4,904)
Operating expense	(437)	(417)	(425)
Income tax benefit	145	139	141
Net income (loss)	$4,637	$(163)	$(4,955)

Condensed Statements of Cash Flows
Years Ended December 31, 2012, 2011 and 2010
(dollars in thousands)

	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$4,637	$(163)	$(4,955)
Equity in undistributed (income) losses of subsidiaries	(4,929)	(115)	4,904
Net change in other assets	667	647	(124)
Net change in other liabilities	(156)	177	(8)
Net cash provided (used) by operating activities	219	546	(183)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	165	—	—
Proceeds from other issuance of common stock	—	—	332
Tax benefit from stock option exercises	—	—	16
Net cash provided by financing activities	165	—	348
Net increase in cash and cash equivalents	384	546	165
Cash and cash equivalents at beginning of year	1,053	507	342
Cash and cash equivalents, end of year	$1,437	$1,053	$507